Description of the Plan - Notes Receivable From Participants (Details) - The Magna Group of Companies Retirement Savings Plans	12 Months Ended
Dec. 31, 2025 USD ($)
Description of the Plan
Minimum amount that participant may borrow	$ 1,000
Maximum amount that participant may borrow	$ 50,000
Maximum vested account balance for loans (as a percent)	50.00%
Maximum loan term if proceeds are used for the purchase of principal residence	10 years
Basis spread on prime rate (as a percent)	2.00%
Maximum
Description of the Plan
Participant loan term	5 years
Interest on loans (as a percent)	10.50%
Minimum
Description of the Plan
Participant loan term	1 year
Interest on loans (as a percent)	4.25%